Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Argentina — 0.5%
Banco BBVA Argentina S.A. ADR(1)(2)	56,011	$ 232,446
Banco Macro S.A. ADR(1)(2)	12,600	248,598
IRSA Inversiones y Representaciones S.A. ADR(1)	17,246	101,061
Loma Negra Cia Industrial Argentina S.A. ADR	13,400	80,802
MercadoLibre, Inc.(1)	1,136	1,440,312
Pampa Energia S.A. ADR(1)	3,175	118,618
Telecom Argentina S.A. ADR(1)(2)	17,600	84,304
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	26,370	268,447
		$ 2,574,588
Bahrain — 0.6%
Al Salam Bank BSC	5,271,911	$ 2,454,744
GFH Financial Group BSC	956,057	253,928
		$ 2,708,672
Bangladesh — 0.5%
Al-Arafah Islami Bank, Ltd.	339,673	$ 65,316
Bangladesh Export Import Co., Ltd.	247,636	233,598
Beximco Pharmaceuticals, Ltd.	79,073	94,314
British American Tobacco Bangladesh Co., Ltd.	21,052	89,134
Grameenphone, Ltd.	72,336	169,210
Jamuna Oil Co., Ltd.	50,340	68,718
Khulna Power Co., Ltd.	231,595	50,205
LafargeHolcim Bangladesh, Ltd.	194,809	103,015
LankaBangla Finance PLC	629,970	133,708
Meghna Petroleum, Ltd.	38,062	61,693
MJL Bangladesh PLC	62,177	43,989
Olympic Industries, Ltd.	99,202	91,869
Padma Oil Co., Ltd.	25,811	44,060
Pubali Bank, Ltd.	399,988	83,807
Social Islami Bank, Ltd.	1,464,183	140,774
Square Pharmaceuticals PLC	292,370	500,675
Summit Power, Ltd.	372,759	103,460
Titas Gas Transmission & Distribution Co., Ltd.	163,853	54,692
Unique Hotel & Resorts PLC	394,668	177,556
United Commercial Bank PLC	1,244,659	126,442
		$ 2,436,235
Botswana — 0.7%
Absa Bank Botswana, Ltd.	381,132	$ 171,842
Botswana Insurance Holdings, Ltd.	263,881	381,897
First National Bank of Botswana, Ltd.	2,675,396	795,832
Security	Shares	Value
Botswana (continued)
Letshego Holdings, Ltd.	2,688,951	$ 249,694
Sechaba Breweries Holdings, Ltd.	975,629	1,609,587
		$ 3,208,852
Brazil — 4.8%
Adecoagro S.A.(2)	13,300	$ 155,477
Aliansce Sonae Shopping Centers S.A.	63,289	284,429
AMBEV S.A.	334,325	871,970
Arcos Dorados Holdings, Inc., Class A	10,000	94,600
Arezzo Industria e Comercio S.A.	8,000	103,387
B3 S.A. - Brasil Bolsa Balcao	107,755	263,463
Banco Bradesco S.A., PFC Shares	122,130	347,447
Banco BTG Pactual S.A.	25,100	155,148
Banco do Brasil S.A.	27,600	259,058
BB Seguridade Participacoes S.A.	15,400	95,619
Blau Farmaceutica S.A.	18,700	59,524
Braskem S.A., Class A, PFC Shares(1)	28,900	117,979
CCR S.A.	119,400	306,187
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	65,766	527,928
Cia Brasileira de Distribuicao(1)	17,556	12,224
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	592,644
Cielo S.A.	343,000	239,514
Cogna Educacao S.A.(1)	267,100	141,347
Cosan S.A.	75,536	257,570
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	255,351
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	260,602
Embraer S.A.(1)	33,100	113,394
Engie Brasil Energia S.A.	30,425	250,770
Equatorial Energia S.A.	54,600	348,246
Fleury S.A.	69,995	210,965
Grendene S.A.	79,100	105,434
Grupo Casas Bahia S.A.(1)	167,300	20,968
Grupo De Moda Soma S.A.	63,000	83,347
Hapvida Participacoes e Investimentos S.A.(1)(3)	808,757	756,216
Hypera S.A.	77,800	574,846
Iguatemi S.A.	33,840	136,328
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	159,784
Itau Unibanco Holding S.A., PFC Shares	100,193	542,370
Itausa S.A., PFC Shares	127,227	229,065
JBS S.A.	51,902	186,377
Klabin S.A., PFC Shares	235,000	223,941
Localiza Rent a Car S.A.	52,932	616,665
Lojas Renner S.A.	177,155	472,268

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Magazine Luiza S.A.(1)	332,541	$ 140,253
Multiplan Empreendimentos Imobiliarios S.A.	27,000	131,977
Natura & Co. Holding S.A.(1)	58,700	170,031
NU Holdings, Ltd., Class A(1)	46,800	339,300
Odontoprev S.A.	89,700	194,335
Oncoclinicas do Brasil Servicos Medicos S.A.(1)	76,100	173,803
Pet Center Comercio e Participacoes S.A.	57,179	53,692
Petroleo Brasileiro S.A., PFC Shares	459,691	3,167,918
Raia Drogasil S.A.	68,952	378,879
Rede D'Or Sao Luiz S.A.(3)	178,400	901,840
Rumo S.A.	70,999	322,328
Sendas Distribuidora S.A.	59,280	143,407
Sinqia S.A.	34,500	187,238
Suzano S.A.	31,841	343,840
Telefonica Brasil S.A.	90,505	777,473
TIM S.A.	158,975	470,927
TOTVS S.A.	161,800	869,105
Transmissora Alianca de Energia Electrica S.A.	40,076	275,542
Ultrapar Participacoes S.A.	73,348	273,602
Vale S.A.	100,618	1,352,770
Vibra Energia S.A.	185,864	699,594
Weg S.A.	148,828	1,073,896
XP, Inc BDR	8,026	184,980
YDUQS Participacoes S.A.	58,400	230,856
		$ 23,290,038
Bulgaria — 0.3%
Bulgartabak Holding(1)	3,450	$ 16,784
Industrial Holding Bulgaria PLC(1)	443,968	398,987
Sopharma AD	246,595	957,708
		$ 1,373,479
Chile — 2.3%
Aguas Andinas S.A., Series A	522,654	$ 157,606
Banco de Chile	6,307,082	641,689
Banco de Credito e Inversiones S.A.	9,960	254,961
Banco Santander Chile ADR	28,749	527,257
CAP S.A.	12,124	78,647
Cencosud S.A.	381,660	723,420
Cencosud Shopping S.A.	230,782	350,289
Cia Cervecerias Unidas S.A. ADR	31,700	399,420
Cia Sud Americana de Vapores S.A.	10,549,689	632,470
Colbun S.A.	1,586,584	215,898
Embotelladora Andina S.A., Series B ADR(2)	23,172	300,077
Empresa Nacional de Telecomunicaciones S.A.	65,399	219,961
Empresas CMPC S.A.	110,776	203,999
Security	Shares	Value
Chile (continued)
Empresas COPEC S.A.	194,377	$ 1,377,680
Enel Americas S.A.(1)	4,344,865	498,809
Enel Chile S.A.	4,949,300	300,516
Falabella S.A.	390,387	872,302
Inversiones Aguas Metropolitanas S.A.	149,380	112,423
Parque Arauco S.A.	315,323	456,096
Plaza S.A.	163,930	225,087
Quinenco S.A.	108,178	320,028
Ripley Corp. S.A.	1,176,774	221,505
Sociedad Quimica y Minera de Chile S.A. ADR	27,200	1,623,024
Sonda S.A.	210,171	95,929
Vina Concha y Toro S.A.	162,058	180,470
		$ 10,989,563
China — 14.4%
AAC Technologies Holdings, Inc.	70,500	$ 120,237
Agricultural Bank of China, Ltd., Class H	696,000	258,817
Air China, Ltd., Class H(1)	366,000	246,481
Akeso, Inc.(1)(3)	38,000	174,140
Alibaba Group Holding, Ltd. ADR(1)	16,309	1,414,643
Aluminum Corp. of China, Ltd., Class H	534,000	297,051
Anhui Conch Cement Co., Ltd., Class H	186,000	492,092
ANTA Sports Products, Ltd.	69,143	773,664
Baidu, Inc. ADR(1)	5,200	698,620
Bank of China, Ltd., Class H	844,275	294,127
Bank of Communications, Ltd., Class H	369,000	222,871
BeiGene, Ltd. ADR(1)	4,425	795,925
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	166,489
Beijing Enterprises Holdings, Ltd.	95,500	328,470
Beijing Haixin Energy Technology Co., Ltd., Class A(1)	85,280	39,760
BOE Technology Group Co., Ltd., Class A	353,900	187,386
BYD Co., Ltd., Class H	13,672	421,237
BYD Electronic (International) Co., Ltd.	92,500	420,223
CGN Power Co., Ltd., Class H(3)	1,143,000	295,901
Changchun High & New Technology Industry Group, Inc., Class A	11,600	221,728
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	212,128
China CITIC Bank Corp., Ltd., Class H	153,000	71,000
China Conch Venture Holdings, Ltd.	86,500	73,626
China Construction Bank Corp., Class H	1,275,745	717,162
China Everbright Environment Group, Ltd.	262,148	90,083
China Hongqiao Group, Ltd.	202,500	114,038
China International Marine Containers Co., Ltd., Class H	105,261	60,505
China Life Insurance Co., Ltd., Class H	106,000	164,262
China Longyuan Power Group Corp., Ltd., Class H	678,000	588,012
China Medical System Holdings, Ltd.	217,000	327,517

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Mengniu Dairy Co., Ltd.	163,000	$ 543,694
China Merchants Bank Co., Ltd., Class H	56,000	232,490
China Merchants Port Holdings Co., Ltd.	84,000	104,415
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A(4)	935,252	0
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	77,200	230,988
China Oilfield Services, Ltd., Class H	266,000	318,335
China Overseas Land & Investment, Ltd.	346,360	715,652
China Petroleum & Chemical Corp., Class H	3,548,200	1,929,812
China Power International Development, Ltd.	694,000	252,575
China Railway Group, Ltd., Class H	400,000	205,711
China Resources Beer Holdings Co., Ltd.	112,000	611,793
China Resources Gas Group, Ltd.	198,000	578,964
China Resources Land, Ltd.	261,111	1,036,908
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	177,912
China Resources Power Holdings Co., Ltd.	272,000	517,524
China Shenhua Energy Co., Ltd., Class H	431,574	1,396,476
China Southern Airlines Co., Ltd., Class H(1)	562,500	272,744
China State Construction International Holdings, Ltd.	180,000	189,109
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	162,155
China Vanke Co., Ltd., Class H	238,017	261,816
China Yangtze Power Co., Ltd., Class A	236,900	722,861
Chinasoft International, Ltd.	294,000	208,559
Chindata Group Holdings, Ltd. ADR(1)	11,900	98,770
CITIC Securities Co., Ltd., Class H	43,500	87,817
CITIC, Ltd.	415,000	379,874
CMOC Group, Ltd., Class H	1,020,000	650,723
COFCO Joycome Foods, Ltd.(1)	452,000	99,600
Contemporary Amperex Technology Co., Ltd., Class A	10,620	296,645
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	330,000	359,223
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	358,047
Country Garden Services Holdings Co., Ltd.(2)	153,425	156,686
CRRC Corp., Ltd., Class H	327,000	157,581
CSPC Pharmaceutical Group, Ltd.	924,560	676,171
Daqo New Energy Corp. ADR(1)	5,500	166,485
Dongfeng Motor Group Co., Ltd., Class H	586,000	230,518
Dongyue Group, Ltd.	189,000	142,155
East Money Information Co., Ltd., Class A	95,289	199,921
Flat Glass Group Co., Ltd., Class H(2)	40,000	89,488
Fufeng Group, Ltd.	162,000	91,230
Full Truck Alliance Co., Ltd. ADR(1)(2)	36,500	256,960
Ganfeng Lithium Group Co., Ltd., Class A(2)	23,100	141,794
GCL Technology Holdings, Ltd.	1,245,000	232,117
GEM Co., Ltd., Class A	124,200	103,750
Genscript Biotech Corp.(1)	72,000	188,503
Security	Shares	Value
China (continued)
GoerTek, Inc., Class A	226,900	$ 490,955
Great Wall Motor Co., Ltd., Class H(2)	316,259	375,022
Guangdong Investment, Ltd.	646,829	493,006
Guanghui Energy Co., Ltd., Class A	306,545	321,100
Guangzhou Automobile Group Co., Ltd., Class H	381,199	187,861
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	46,000	132,124
Haier Smart Home Co., Ltd., Class A	135,829	441,481
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	238,940
Hua Hong Semiconductor, Ltd.(1)(3)	66,000	167,213
Huadong Medicine Co., Ltd., Class A	30,560	177,150
Hualan Biological Engineering, Inc., Class A	59,670	181,650
Huaneng Power International, Inc., Class H(1)	482,000	233,231
Huayu Automotive Systems Co., Ltd., Class A	82,100	211,581
Hundsun Technologies, Inc., Class A	23,173	103,485
Hygeia Healthcare Holdings Co., Ltd.(3)	32,200	180,170
Iflytek Co., Ltd., Class A	37,950	264,301
Industrial & Commercial Bank of China, Ltd., Class H	736,000	353,016
Industrial Bank Co., Ltd., Class A	93,482	209,143
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	125,124
Innovent Biologics, Inc.(1)(3)	90,000	437,155
JA Solar Technology Co., Ltd., Class A	23,660	83,218
JD Health International, Inc.(1)(3)	50,100	259,746
JD Logistics, Inc.(1)(3)	107,700	136,185
JD.com, Inc., Class A	23,400	340,443
Jiangsu Expressway Co., Ltd., Class H	390,000	351,774
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	53,872	333,056
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	274,326
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	38,750	182,816
Jiangxi Copper Co., Ltd., Class H	255,000	397,760
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	185,257
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., Class A(1)	41,300	195,238
KE Holdings, Inc. ADR	45,200	701,504
Kingboard Holdings, Ltd.	71,200	159,476
Kingboard Laminates Holdings, Ltd.	180,500	127,385
Kingsoft Corp., Ltd.	44,400	159,988
Kunlun Energy Co., Ltd.	330,000	283,983
Kweichow Moutai Co., Ltd., Class A	4,910	1,217,742
Legend Biotech Corp. ADR(1)	5,317	357,143
Lenovo Group, Ltd.	632,000	648,009
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	155,888
Li Ning Co., Ltd.	70,312	293,600
Longfor Group Holdings, Ltd.(3)	121,500	217,194
LONGi Green Energy Technology Co., Ltd., Class A	241,144	904,715
Luxshare Precision Industry Co., Ltd., Class A	179,851	737,662

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Luzhou Laojiao Co., Ltd., Class A	7,900	$ 236,305
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	214,268
Meituan, Class B(1)(3)	32,841	475,413
MMG, Ltd.(1)	1,232,000	375,099
NARI Technology Co., Ltd., Class A	96,652	294,075
NetEase, Inc. ADR	7,200	721,152
Nine Dragons Paper Holdings, Ltd.(1)	473,000	265,306
Nongfu Spring Co., Ltd., Class H(3)	93,200	534,511
Orient Overseas International, Ltd.	8,500	113,215
PDD Holdings, Inc. ADR(1)	4,900	480,543
PetroChina Co., Ltd., Class H	3,032,300	2,272,503
PICC Property & Casualty Co., Ltd., Class H	130,000	166,464
Ping An Bank Co., Ltd., Class A	44,700	68,909
Ping An Insurance Group Co. of China, Ltd., Class H	75,046	425,634
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	145,015	204,710
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	130,857
Postal Savings Bank of China Co., Ltd., Class H(3)	136,000	68,482
Qingling Motors Co., Ltd., Class H(1)	1,320,000	105,881
Sanan Optoelectronics Co., Ltd., Class A	53,900	113,998
SDIC Power Holdings Co., Ltd., Class A	112,800	181,804
Shandong Gold Mining Co., Ltd., Class A	86,844	297,623
Shandong Gold Mining Co., Ltd., Class H(3)	56,000	105,363
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	157,034
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	173,400	269,985
Shanxi Coking Coal Energy Group Co., Ltd., Class A	104,430	143,866
Shenergy Co., Ltd., Class A	227,799	198,265
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	83,182
Shenzhen Energy Group Co., Ltd., Class A	290,352	253,862
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	344,510
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	274,970
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	228,710
Shougang Fushan Resources Group, Ltd.	290,000	98,219
Sichuan Chuantou Energy Co., Ltd., Class A	152,000	308,304
Silergy Corp.	8,000	75,831
Sino Biopharmaceutical, Ltd.	1,422,750	512,123
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	214,824
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,272,000	179,798
Sinopharm Group Co., Ltd., Class H	138,800	402,426
Smoore International Holdings, Ltd.(2)(3)	144,000	130,012
TBEA Co., Ltd., Class A	218,684	445,412
TCL Technology Group Corp., Class A(1)	410,080	229,757
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	25,375	81,233
Tencent Holdings, Ltd.	144,411	5,597,938
Security	Shares	Value
China (continued)
Tianqi Lithium Corp., Class A	11,800	$ 89,137
Tianqi Lithium Corp., Class H	13,200	73,613
Tingyi (Cayman Islands) Holding Corp.	278,000	387,935
Tongwei Co., Ltd., Class A	36,500	161,600
TravelSky Technology, Ltd., Class H	93,000	160,364
Trina Solar Co., Ltd., Class A	15,873	66,683
Trip.com Group, Ltd. ADR(1)	12,900	451,113
Tsingtao Brewery Co., Ltd., Class H	70,000	570,008
Uni-President China Holdings, Ltd.	290,000	203,577
Wanhua Chemical Group Co., Ltd., Class A	41,920	509,146
Want Want China Holdings, Ltd.	391,000	254,838
Weichai Power Co., Ltd., Class H	222,200	301,171
Weimob, Inc.(1)(2)(3)	197,000	84,489
Wuliangye Yibin Co., Ltd., Class A	21,600	465,454
WuXi AppTec Co., Ltd., Class H(2)(3)	29,800	355,369
WuXi Biologics Cayman, Inc.(1)(3)	146,500	851,437
Xiaomi Corp., Class B(1)(3)	848,401	1,329,111
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	105,706
Xinyi Solar Holdings, Ltd.	382,000	283,964
Yangzijiang Financial Holdings, Ltd.(2)	316,000	83,096
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	383,052
Yankuang Energy Group Co., Ltd., Class H(2)	492,000	928,136
Youngor Group Co., Ltd., Class A	80,800	78,820
Yuexiu Property Co., Ltd.	109,000	125,293
Zai Lab, Ltd. ADR(1)(2)	7,289	177,196
Zhaojin Mining Industry Co., Ltd., Class H	278,000	383,241
Zhejiang Expressway Co., Ltd., Class H	274,000	203,882
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	77,088	178,840
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	209,999
Zijin Mining Group Co., Ltd., Class H	546,000	827,735
ZTE Corp., Class H	172,939	520,407
ZTO Express Cayman, Inc. ADR	21,080	509,504
		$ 69,546,854
Colombia — 1.3%
Almacenes Exito S.A. BDR(1)	17,556	$ 48,618
Banco Davivienda S.A., PFC Shares	19,986	85,723
Bancolombia S.A.	47,685	360,088
Bancolombia S.A. ADR, PFC Shares	18,300	488,244
Cementos Argos S.A.	333,302	401,101
Ecopetrol S.A.	2,609,036	1,512,327
Ecopetrol S.A. ADR(2)	14,000	162,120
Geopark, Ltd.	33,300	342,324
Grupo Argos S.A.	204,810	469,351
Grupo Aval Acciones y Valores S.A., PFC Shares	378,825	47,770
Grupo de Inversiones Suramericana S.A.	40,591	318,257

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Colombia (continued)
Grupo Energia Bogota S.A. ESP	865,746	$ 370,696
Grupo Nutresa S.A.	77,904	945,529
Interconexion Electrica S.A.	195,356	714,381
		$ 6,266,529
Croatia — 0.6%
AD Plastik DD(1)	25,304	$ 395,399
Adris Grupa DD, PFC Shares	5,222	314,274
Arena Hospitality Group DD	2,091	75,071
Atlantic Grupa DD	4,568	260,482
Ericsson Nikola Tesla DD	1,290	273,091
Hrvatski Telekom DD	25,199	700,127
Koncar-Elektroindustrija DD	915	176,521
Plava Laguna DD	217	81,858
Podravka Prehrambena Ind DD	1,999	309,133
Valamar Riviera DD	93,891	420,613
Zagrebacka Banka DD	6,564	87,083
		$ 3,093,652
Czech Republic — 0.6%
CEZ AS	52,673	$ 2,239,468
Colt Cz Group SE	3,902	94,177
Komercni Banka AS	11,144	324,011
Moneta Money Bank AS(3)	44,692	162,131
Philip Morris CR AS	215	159,821
		$ 2,979,608
Egypt — 0.7%
Commercial International Bank Egypt SAE	425,736	$ 827,287
E Finance Investment Group	397,447	238,278
Eastern Co. SAE	811,698	634,743
EFG Holding SAE(1)	329,280	157,162
Egypt Kuwait Holding Co. SAE	563,283	523,346
Egyptian International Pharmaceutical Industries Co.	37,035	40,775
ElSewedy Electric Co.	557,611	425,375
Madinet Masr for Housing & Development	728,217	71,623
Oriental Weavers	309,329	153,236
Talaat Moustafa Group	268,673	119,574
		$ 3,191,399
Estonia — 0.7%
AS Tallink Grupp(1)	3,024,294	$ 2,237,296
AS Tallinna Kaubamaja Grupp	100,792	1,044,234
		$ 3,281,530
Security	Shares	Value
Ghana — 0.2%
Aluworks, Ltd.(1)	5,176,100	$ 44,680
CalBank PLC(1)	341,902	15,338
GCB Bank PLC(1)	1,285,170	388,224
Societe Generale Ghana PLC	1,345,362	183,828
Standard Chartered Bank of Ghana, Ltd.(1)	210,466	353,682
Unilever Ghana PLC(1)	249,000	174,676
		$ 1,160,428
Greece — 1.3%
Aegean Airlines S.A.(1)	12,038	$ 133,432
Alpha Services and Holdings S.A.(1)	115,150	152,277
Athens Water Supply & Sewage Co. S.A.	7,175	42,604
Costamare, Inc.	13,966	134,353
Eurobank Ergasias Services and Holdings S.A., Class A(1)	302,361	465,062
GEK Terna Holding Real Estate Construction S.A.	16,919	235,262
Hellenic Telecommunications Organization S.A.	69,932	1,020,000
Helleniq Energy Holdings S.A.	23,858	186,541
Holding Co. ADMIE IPTO S.A.(1)	39,952	90,976
HUUUGE, Inc.(1)(2)(3)	13,930	82,372
JUMBO S.A.	30,062	826,409
LAMDA Development S.A.(1)	8,969	57,931
Motor Oil (Hellas) Corinth Refineries S.A.	25,480	643,571
Mytilineos S.A.	16,241	597,795
National Bank of Greece S.A.(1)	60,470	340,436
OPAP S.A.	48,283	808,338
Public Power Corp. S.A.(1)	23,724	237,703
Terna Energy S.A.	5,946	91,846
Titan Cement International S.A.	12,757	238,467
		$ 6,385,375
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 88,236
MOL Hungarian Oil & Gas PLC	108,132	819,034
OTP Bank Nyrt.	19,418	700,095
Richter Gedeon Nyrt.	46,034	1,113,649
		$ 2,721,014
Iceland — 0.6%
Arion Banki HF(3)	210,165	$ 209,754
Brim HF	523,945	279,523
Eik Fasteignafelag HF(1)	1,131,355	97,120
Eimskipafelag Islands HF	20,268	71,910
Festi HF	299,453	392,389
Hagar HF	396,887	192,881
Icelandair Group HF(1)	9,750,113	102,487

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Islandsbanki HF	101,860	$ 82,323
Kvika Banki HF	595,941	64,252
Marel HF	131,822	381,530
Reginn HF(1)	787,588	133,119
Reitir Fasteignafelag HF	305,419	174,387
Sildarvinnslan HF	274,152	213,608
Siminn HF	3,091,988	208,686
Sjova-Almennar Tryggingar HF	328,847	77,215
Syn HF	166,726	54,766
		$ 2,735,950
India — 7.7%
ABB India, Ltd.	6,017	$ 296,460
ACC, Ltd.	3,567	86,110
Adani Enterprises, Ltd.	8,725	252,932
Adani Green Energy, Ltd.(1)	9,292	110,344
Adani Ports and Special Economic Zone, Ltd.	31,119	308,759
Adani Power, Ltd.(1)	37,179	167,613
Adani Total Gas, Ltd.	22,093	163,680
Alkem Laboratories, Ltd.	3,800	165,172
Apollo Hospitals Enterprise, Ltd.	6,412	396,486
Ashok Leyland, Ltd.	75,540	160,877
Asian Paints, Ltd.	13,099	498,651
Astral, Ltd.	4,133	95,085
Aurobindo Pharma, Ltd.	23,200	255,690
Avenue Supermarts, Ltd.(1)(3)	4,100	181,345
Axis Bank, Ltd.	25,838	321,671
Bajaj Auto, Ltd.	7,040	428,517
Bajaj Finance, Ltd.	2,000	187,578
Bajaj Finserv, Ltd.	3,900	72,044
Bharat Forge, Ltd.	14,994	196,939
Bharat Petroleum Corp., Ltd.	36,600	152,852
Bharti Airtel, Ltd.	189,500	2,111,700
Biocon, Ltd.	74,752	244,339
Bosch, Ltd.	952	217,712
Britannia Industries, Ltd.	3,000	163,576
CG Power and Industrial Solutions, Ltd.	24,000	128,132
Cipla, Ltd.	39,454	564,044
Colgate-Palmolive (India), Ltd.	7,700	185,269
Container Corp. of India, Ltd.	11,788	101,425
Cummins India, Ltd.	12,500	255,457
Dabur India, Ltd.	16,400	108,449
Divi's Laboratories, Ltd.	6,919	312,895
DLF, Ltd.	38,758	247,222
Dr. Lal PathLabs, Ltd.(3)	4,214	127,687
Dr. Reddy's Laboratories, Ltd.	11,615	779,972
Security	Shares	Value
India (continued)
Eicher Motors, Ltd.	3,700	$ 154,412
Embassy Office Parks REIT	41,800	151,399
Fortis Healthcare, Ltd.	43,036	176,239
GAIL (India), Ltd.	144,000	215,887
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	117,546
Glenmark Pharmaceuticals, Ltd.	25,658	263,693
Godrej Consumer Products, Ltd.(1)	9,364	111,532
Godrej Properties, Ltd.(1)	10,252	191,421
Grasim Industries, Ltd.	8,195	191,398
Havells India, Ltd.	10,504	174,831
HCL Technologies, Ltd.	42,337	628,612
HDFC Bank, Ltd.	21,816	399,985
HDFC Life Insurance Co., Ltd.(3)	29,600	227,426
Hero MotoCorp, Ltd.	7,524	276,201
Hindalco Industries, Ltd.	29,400	173,659
Hindustan Aeronautics, Ltd.	5,400	125,423
Hindustan Petroleum Corp., Ltd.(1)	48,748	149,662
Hindustan Unilever, Ltd.	23,929	710,642
Hindustan Zinc, Ltd.	53,698	199,108
ICICI Bank, Ltd.	36,451	418,094
Indian Hotels Co., Ltd.	22,700	112,318
Indian Oil Corp., Ltd.	132,000	144,375
Indian Railway Catering & Tourism Corp., Ltd.	8,800	71,812
IndusInd Bank, Ltd.	5,700	97,761
Info Edge India, Ltd.	5,400	270,639
Infosys, Ltd.	125,109	2,141,350
InterGlobe Aviation, Ltd.(1)(3)	3,500	100,108
ITC, Ltd.	71,847	383,103
Jindal Steel & Power, Ltd.	56,642	476,780
Jio Financial Services, Ltd.(1)	101,212	281,546
JSW Steel, Ltd.	30,895	288,786
Kotak Mahindra Bank, Ltd.	9,041	188,485
Larsen & Toubro, Ltd.	17,938	652,267
Laurus Labs, Ltd.(3)	50,204	239,141
LTIMindtree, Ltd.(3)	4,839	302,065
Lupin, Ltd.	27,586	387,474
Mahindra & Mahindra, Ltd.	23,285	435,240
Marico, Ltd.	24,500	165,507
Maruti Suzuki India, Ltd.	3,776	480,353
Max Healthcare Institute, Ltd.	45,700	312,094
Mphasis, Ltd.	4,679	133,695
Nestle India, Ltd.	1,365	368,545
NTPC, Ltd.	178,878	528,950
Page Industries, Ltd.	135	63,323
Persistent Systems, Ltd.	3,800	263,759
Petronet LNG, Ltd.	70,400	203,379

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Phoenix Mills, Ltd.	8,500	$ 186,011
PI Industries, Ltd.	3,875	161,088
Pidilite Industries, Ltd.	4,200	123,462
Piramal Enterprises, Ltd.	9,818	123,667
Piramal Pharma, Ltd.(1)	59,905	73,634
Power Grid Corp. of India, Ltd.	139,964	336,712
PVR Inox, Ltd.(1)	5,206	107,325
Reliance Industries, Ltd.	101,212	2,846,004
SBI Life Insurance Co., Ltd.(3)	16,500	259,733
Siemens, Ltd.	7,996	352,265
SRF, Ltd.	3,242	87,714
State Bank of India GDR(5)	1,968	141,805
Sun Pharmaceutical Industries, Ltd.	71,280	993,022
Tata Communications, Ltd.	33,686	779,679
Tata Consultancy Services, Ltd.	33,923	1,434,908
Tata Consumer Products, Ltd.	21,272	224,359
Tata Elxsi, Ltd.	1,500	129,911
Tata Motors, Ltd.	57,286	433,856
Tata Power Co., Ltd. (The)	113,900	359,097
Tata Steel, Ltd.	197,542	305,894
Tech Mahindra, Ltd.	27,077	398,237
Titan Co., Ltd.	14,500	548,492
Torrent Pharmaceuticals, Ltd.	7,900	183,108
Trent, Ltd.	15,500	387,881
Tube Investments of India, Ltd.	2,704	96,930
United Spirits, Ltd.(1)	14,200	171,453
UPL, Ltd.	25,559	189,365
Varun Beverages, Ltd.	22,400	255,458
Vedanta, Ltd.	52,000	138,675
Voltas, Ltd.	14,121	145,962
Wipro, Ltd.	43,053	209,898
WNS Holdings, Ltd. ADR(1)	1,500	102,690
Zee Entertainment Enterprises, Ltd.(1)	92,800	294,357
Zydus Life Sciences, Ltd.	19,960	147,939
		$ 36,927,300
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 650,847
Aneka Tambang Tbk PT	1,547,400	181,088
Astra Argo Lestari Tbk PT	213,500	103,430
Astra International Tbk PT	4,279,900	1,719,063
Bank Central Asia Tbk PT	817,600	465,815
Bank Mandiri Persero Tbk PT	770,400	299,860
Bank Negara Indonesia Persero Tbk PT	186,700	124,535
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	515,795
Bukit Asam Tbk PT	807,500	145,965
Security	Shares	Value
Indonesia (continued)
Bumi Serpong Damai Tbk PT(1)	3,520,600	$ 232,082
Charoen Pokphand Indonesia Tbk PT(1)	579,700	203,312
Gudang Garam Tbk PT	100,500	159,908
Indah Kiat Pulp & Paper Tbk PT	574,600	412,029
Indocement Tunggal Prakarsa Tbk PT	157,900	101,530
Indofood CBP Sukses Makmur Tbk PT	340,600	244,093
Indofood Sukses Makmur Tbk PT	819,000	350,598
Jasa Marga (Persero) Tbk PT	881,800	244,596
Kalbe Farma Tbk PT	8,791,300	996,314
Mitra Keluarga Karyasehat Tbk PT	935,900	163,446
Perusahaan Gas Negara Tbk PT	1,528,700	135,785
Semen Indonesia Persero Tbk PT	863,000	358,281
Telkom Indonesia Persero Tbk PT	5,936,400	1,439,023
Transcoal Pacific Tbk PT	204,900	109,026
Unilever Indonesia Tbk PT	677,300	163,879
United Tractors Tbk PT	602,400	1,099,076
Vale Indonesia Tbk PT	515,300	187,832
		$ 10,807,208
Jordan — 0.5%
Arab Bank PLC	153,684	$ 933,014
Arab Potash Co. PLC	16,692	677,398
Capital Bank of Jordan	20,818	57,194
Jordan Islamic Bank	19,244	110,616
Jordan Petroleum Refinery	57,790	399,463
Jordanian Electric Power Co.	64,308	174,272
		$ 2,351,957
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$ 1,048,782
KCell JSC GDR(1)(4)(5)	203,224	0
		$ 1,048,782
Kenya — 0.4%
ABSA Bank Kenya PLC	1,204,620	$ 97,658
East African Breweries PLC	629,576	555,622
Equity Group Holdings PLC	1,017,400	242,748
KCB Group PLC	736,960	105,391
Safaricom PLC	6,618,700	656,907
		$ 1,658,326
Kuwait — 1.1%
Agility Public Warehousing Co. KSC(1)	365,871	$ 658,922
Boubyan Petrochemicals Co. KSCP	95,970	215,075
Gulf Bank KSCP	96,786	82,266
Humansoft Holding Co. KSC	17,999	181,945

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait (continued)
Kuwait Finance House KSCP	582,157	$ 1,378,385
Kuwait Projects Co. Holdings KSCP(1)	309,344	117,066
Mabanee Co. KPSC	226,544	604,105
Mobile Telecommunications Co. KSCP	387,776	610,297
National Bank of Kuwait SAK	496,660	1,455,292
National Industries Group Holding SAK	287,706	186,255
		$ 5,489,608
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.3%
Apranga PVA	85,161	$ 238,654
Klaipedos Nafta AB(1)	1,044,642	233,892
Panevezio Statybos Trestas(1)	114,366	58,304
Rokiskio Suris	157,707	483,690
Siauliu Bankas AB	931,034	616,440
		$ 1,630,980
Malaysia — 2.3%
Agmo Holdings Bhd(1)	6,633	$ 817
Axiata Group Bhd	392,075	207,804
Bumi Armada Bhd(1)	605,000	72,487
CelcomDigi Bhd	243,800	226,840
CIMB Group Holdings Bhd	147,724	170,657
D&O Green Technologies Bhd	254,800	184,565
Dialog Group Bhd	991,150	446,677
Fraser & Neave Holdings Bhd	26,000	139,976
Gamuda Bhd	171,300	161,630
Genting Bhd	509,700	452,199
Genting Malaysia Bhd	569,900	303,012
Globetronics Technology Bhd	629,566	208,891
Hartalega Holdings Bhd(1)	367,000	155,325
Hibiscus Petroleum Bhd	360,500	86,216
Hong Leong Bank Bhd	26,500	109,976
IGB Real Estate Investment Trust	438,200	156,657
IHH Healthcare Bhd	1,001,200	1,244,097
IJM Corp. Bhd	448,340	177,318
Inari Amertron Bhd	1,398,150	861,115
KPJ Healthcare Bhd	443,100	107,481
Kuala Lumpur Kepong Bhd	29,450	134,064
Mah Sing Group Bhd	659,800	126,284
Malayan Banking Bhd	132,286	247,469
Malaysia Airports Holdings Bhd	54,400	82,576
Malaysian Pacific Industries Bhd	11,700	68,132
Security	Shares	Value
Malaysia (continued)
Maxis Bhd	136,700	$ 117,513
MISC Bhd	55,240	83,222
MR DIY Group M Bhd(3)	547,200	175,760
My EG Services Bhd	3,439,300	581,171
Petronas Dagangan Bhd	100,700	479,759
Petronas Gas Bhd	50,974	182,769
PPB Group Bhd	21,360	70,443
Press Metal Aluminium Holdings Bhd	503,200	503,823
Public Bank Bhd	342,790	296,164
RHB Bank Bhd	70,159	81,066
Riverstone Holdings, Ltd.	446,600	195,771
Sime Darby Bhd	217,645	102,269
Sime Darby Plantation Bhd	207,609	189,017
Sunway Bhd	243,900	102,237
Sunway Real Estate Investment Trust	512,000	159,089
Supermax Corp. Bhd	1,357,600	239,612
Telekom Malaysia Bhd	119,100	124,183
Tenaga Nasional Bhd	132,831	282,496
Top Glove Corp. Bhd(1)	1,545,920	254,753
UMW Holdings Bhd	92,500	93,803
VS Industry Bhd	1,701,750	369,612
Yinson Holdings Bhd	320,000	169,068
		$ 10,985,865
Mauritius — 0.6%
Alteo, Ltd.	383,939	$ 93,198
CIEL, Ltd.	3,055,969	487,724
CIM Financial Services, Ltd.	471,828	116,736
IBL, Ltd.	160,284	162,141
Lavastone, Ltd.	2,649,077	94,880
Lighthouse Properties PLC	824,036	234,850
MCB Group, Ltd.	93,106	713,708
Miwa Sugar, Ltd.	383,939	138,453
Phoenix Beverages, Ltd.	23,053	279,228
Rogers & Co., Ltd.	296,925	211,689
SBM Holdings, Ltd.	806,564	86,966
Terra Mauricia, Ltd.	84,900	46,726
United Basalt Products, Ltd.(1)	64,613	145,548
		$ 2,811,847
Mexico — 5.1%
Alfa SAB de CV, Series A	606,820	$ 395,552
Alpek SAB de CV(2)	57,000	48,831
Alsea SAB de CV(1)	132,300	482,816
America Movil SAB de CV, Series B(2)	3,529,990	3,048,421
Arca Continental SAB de CV	54,700	498,334

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, Series CPO(1)	1,989,818	$ 1,295,908
Coca-Cola Femsa SAB de CV, Series L	52,310	408,575
Concentradora Fibra Danhos S.A. de CV	243,100	272,707
Controladora AXTEL SAB de CV(1)(2)	606,820	7,660
Corporacion Inmobiliaria Vesta SAB de CV(2)	156,000	513,451
El Puerto de Liverpool SAB de CV, Class C1(2)	53,700	281,080
Empresas ICA SAB de CV(1)(2)(4)	21,849	0
FIBRA Macquarie Mexico(3)	192,600	323,367
Fibra Uno Administracion S.A. de CV	723,967	1,210,939
Fomento Economico Mexicano SAB de CV, Series UBD	187,000	2,038,517
GCC SAB de CV	21,400	201,469
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	111,029
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	570,714
Grupo Aeroportuario del Pacifico SAB de CV, Class B	61,900	1,016,293
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	33,164	812,663
Grupo Bimbo SAB de CV, Series A	137,408	660,568
Grupo Carso SAB de CV, Series A1	119,700	869,066
Grupo Elektra SAB de CV(2)	13,419	887,267
Grupo Financiero Banorte SAB de CV, Class O	149,800	1,255,561
Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	524,326
Grupo Mexico SAB de CV, Series B	419,856	1,984,182
Grupo Televisa SAB, Series CPO	260,471	157,979
Industrias Penoles SAB de CV(1)(2)	25,249	297,193
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	484,655
Nemak SAB de CV(1)(3)	660,416	127,706
Operadora de Sites Mexicanos S.A. de CV	233,764	193,020
Orbia Advance Corporation, SAB de CV	138,967	288,499
Prologis Property Mexico S.A. de CV	135,900	468,349
Promotora y Operadora de Infraestructura SAB de CV	47,150	420,082
Sitios Latinoamerica SAB de CV(1)(2)	226,904	90,358
Ternium S.A. ADR	7,422	296,138
TF Administradora Industrial S de RL de CV	208,000	368,200
Wal-Mart de Mexico SAB de CV, Series V	504,364	1,903,719
		$ 24,815,194
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 600,147
Bank of Africa	8,812	157,381
Banque Centrale Populaire	4,384	108,696
Co Sucrerie Marocaine et de Raffinage	21,862	414,436
Itissalat AI-Maghrib	57,814	567,670
Label Vie	406	181,986
LafargeHolcim Maroc S.A.	2,107	347,713
Managem S.A.	1,189	191,387
Security	Shares	Value
Morocco (continued)
Societe d'Exploitation des Ports	14,086	$ 370,808
TAQA Morocco S.A.	1,079	108,478
		$ 3,048,702
Nigeria — 1.0%
Access Bank PLC(4)	26,760,148	$ 410,885
Dangote Cement PLC(4)	3,691,985	1,227,395
Dangote Sugar Refinery PLC(4)	4,385,654	232,473
FBN Holdings PLC(4)	21,879,762	349,205
Guaranty Trust Holding Co. PLC(4)	13,844,766	466,502
Lafarge Africa PLC(4)	3,044,633	89,032
MTN Nigeria Communications PLC(4)	1,288,600	331,953
Nestle Nigeria PLC(4)	496,712	514,952
Nigerian Breweries PLC(4)	6,834,281	259,914
Stanbic IBTC Holdings PLC(4)	3,647,728	255,180
Transnational Corp. of Nigeria PLC(4)	22,334,373	131,458
United Bank for Africa PLC(4)	20,664,553	338,856
Zenith Bank PLC(4)	12,379,456	379,989
		$ 4,987,794
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 34,859
Bank Dhofar SAOG	227,558	100,036
Bank Muscat SAOG	1,226,680	886,571
Bank Nizwa SAOG	634,842	163,359
National Bank of Oman SAOG	263,458	205,033
Oman Cement Co. SAOG	99,831	86,849
Oman Flour Mills Co. SAOG	72,230	106,143
Oman Telecommunications Co. SAOG	244,062	626,952
Omani Qatari Telecommunications Co. SAOG	204,765	199,471
Renaissance Services SAOG	235,753	247,697
Sembcorp Salalah Power & Water Co. SAOG	377,934	105,276
Sohar International Bank SAOG	614,265	164,462
		$ 2,926,708
Pakistan — 0.5%
Engro Corp., Ltd.	111,735	$ 93,612
Fauji Fertilizer Co., Ltd.	369,388	118,696
Habib Bank, Ltd.	265,733	83,156
Hub Power Co., Ltd. (The)	588,200	179,334
IBEX Holdings, Ltd.(1)	15,400	237,930
Lucky Cement, Ltd.	73,116	142,601
Mari Petroleum Co., Ltd.	35,322	191,182
MCB Bank, Ltd.	142,514	63,928
Meezan Bank, Ltd.	116,683	46,271
Millat Tractors, Ltd.	145,165	209,703

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Nishat Mills, Ltd.	293,849	$ 60,925
Oil & Gas Development Co., Ltd.	608,469	203,555
Pakistan Oilfields, Ltd.	75,814	102,403
Pakistan Petroleum, Ltd.	859,760	221,256
Pakistan State Oil Co., Ltd.	238,814	101,516
Systems, Ltd.	213,759	293,701
TRG Pakistan(1)	538,267	164,217
United Bank, Ltd.	92,992	46,223
		$ 2,560,209
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,400	$ 517,280
Copa Holdings S.A., Class A	6,808	606,729
		$ 1,124,009
Peru — 1.3%
Alicorp SAA	134,845	$ 220,742
Cia de Minas Buenaventura SAA ADR	128,156	1,091,889
Credicorp, Ltd.	13,296	1,701,489
Enel Generacion Peru SAA	170,679	171,247
Ferreycorp SAA	615,918	395,174
InRetail Peru Corp.(3)	8,309	258,410
Southern Copper Corp.	32,655	2,458,595
		$ 6,297,546
Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	243,100	$ 215,636
Aboitiz Power Corp.	889,800	527,141
ACEN Corp.	1,498,088	129,849
Alliance Global Group, Inc.	413,400	90,046
Ayala Corp.	30,528	336,011
Ayala Land, Inc.	811,008	421,418
Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	181,378	358,698
BDO Unibank, Inc.	192,414	481,587
Bloomberry Resorts Corp.(1)	1,119,700	200,107
Century Pacific Food, Inc.	830,600	411,328
First Philippine Holdings Corp.	83,010	91,048
Globe Telecom, Inc.	14,344	454,188
International Container Terminal Services, Inc.	119,320	435,906
JG Summit Holdings, Inc.	407,372	273,789
Jollibee Foods Corp.	242,450	981,858
Manila Electric Co.	103,684	674,282
Megaworld Corp.	2,140,300	76,335
Metropolitan Bank & Trust Co.	159,419	152,001
Security	Shares	Value
Philippines (continued)
Monde Nissin Corp.(1)(3)	907,800	$ 144,868
Nickel Asia Corp.	1,308,988	141,362
PLDT, Inc.	38,900	806,775
Puregold Price Club, Inc.	369,440	188,664
Robinsons Land Corp.	263,415	70,523
San Miguel Corp.	74,510	138,995
Semirara Mining & Power Corp.	464,520	286,366
SM Investments Corp.	63,130	940,589
SM Prime Holdings, Inc.	1,573,550	842,688
Universal Robina Corp.	457,900	962,231
		$ 10,834,289
Poland — 2.3%
11 bit studios S.A.(1)	831	$ 135,874
Allegro.eu S.A.(1)(3)	94,667	694,935
Asseco Poland S.A.	39,748	651,032
Bank Millennium S.A.(1)	92,916	120,814
Bank Polska Kasa Opieki S.A.	14,024	322,492
Budimex S.A.	9,037	896,614
CCC S.A.(1)	12,600	112,229
CD Projekt S.A.(2)	17,961	513,185
Cyfrowy Polsat S.A.(1)	64,007	176,722
Dino Polska S.A.(1)(3)	10,788	874,298
Grupa Kety S.A.	2,166	326,375
InPost S.A.(1)	37,200	431,241
Jastrzebska Spolka Weglowa S.A.(1)	8,300	83,282
KGHM Polska Miedz S.A.	25,007	637,066
KRUK S.A.	2,076	196,387
LPP S.A.	276	819,159
Mabion S.A.(1)	20,058	77,803
mBank S.A.(1)	1,527	137,623
Neuca S.A.	900	137,164
Orange Polska S.A.	221,853	378,704
ORLEN S.A.	115,772	1,551,087
PGE S.A.(1)	181,813	310,900
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	75,374	596,266
Powszechny Zaklad Ubezpieczen S.A.	41,676	393,651
Santander Bank Polska S.A.(1)	3,400	279,121
Tauron Polska Energia S.A.(1)	414,109	339,494
		$ 11,193,518
Qatar — 1.2%
Al Meera Consumer Goods Co.	28,548	$ 108,434
Barwa Real Estate Co.	320,609	227,012
Commercial Bank PSQC (The)	116,405	172,379
Gulf International Services QSC	460,440	369,258

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	267,679	$ 1,007,027
Masraf Al Rayan QSC	186,973	114,336
Medicare Group	83,820	133,242
Mesaieed Petrochemical Holding Co.	705,600	359,468
Ooredoo QPSC	112,086	328,629
Qatar Aluminum Manufacturing Co.	276,600	105,030
Qatar Electricity & Water Co. QSC	73,498	353,197
Qatar Fuel QSC	38,116	172,368
Qatar Gas Transport Co., Ltd.	621,419	634,276
Qatar Insurance Co.(1)	126,000	92,211
Qatar International Islamic Bank	65,027	171,240
Qatar Islamic Bank SAQ	70,363	358,243
Qatar National Bank QPSC	182,353	770,313
Qatar National Cement Co. QSC	133,280	131,328
United Development Co. QSC	491,981	145,708
Vodafone Qatar QSC	395,921	195,568
		$ 5,949,267
Romania — 0.6%
Banca Transilvania S.A.(1)	112,179	$ 526,868
BRD-Groupe Societe Generale S.A.(1)	54,365	180,286
OMV Petrom S.A.	8,501,914	1,028,318
Societatea Energetica Electrica S.A.	51,840	109,156
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	64,136	612,838
Societatea Nationala Nuclearelectrica S.A.	18,481	191,502
Transgaz S.A. Medias	42,481	172,852
		$ 2,821,820
Russia(6) — 0.0%
Aeroflot PJSC(1)(4)	91,240	$ 0
Evraz PLC(1)(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	202,080,946	0
Globaltrans Investment PLC GDR(1)(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(1)(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(4)	240,670	0
MMC Norilsk Nickel PJSC(1)(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC(4)	64,840	0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC(4)	5,758	0
PhosAgro PJSC GDR(4)(5)	112	0
Security	Shares	Value
Russia (continued)
PhosAgro PJSC GDR(1)(4)(5)	2	$ 0
PIK Group PJSC(1)(4)	83,050	0
Rostelecom PJSC(1)(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(4)	371,510	0
Severstal PAO GDR(1)(4)(5)	40,244	0
Sistema PJSFC(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(1)(4)	5,780,000	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 0
Saudi Arabia — 5.3%
Abdullah Al Othaim Markets Co.	80,310	$ 290,720
Advanced Petrochemical Co.	6,812	72,912
Al Babtain Power & Telecommunication Co.	16,768	132,211
Al Hammadi Holding	27,426	380,697
Al Jouf Agricultural Development Co.	5,930	76,759
Al Rajhi Bank	38,410	695,856
Alandalus Property Co.	23,113	135,722
Aldrees Petroleum and Transport Services Co.	13,665	510,541
Alinma Bank	26,817	239,034
Almarai Co. JSC	47,501	805,966
Arabian Centres Co., Ltd.	26,200	139,055
Arabian Internet & Communications Services Co.	2,019	172,278
Arriyadh Development Co.	42,294	239,303
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	79,387
Ayyan Investment Co.(1)	15,815	64,068
Bank AlBilad	16,670	188,172
Banque Saudi Fransi	14,851	144,616
Batic Investments and Logistic Co.(1)	116,000	66,593
Bawan Co.	19,236	168,870
BinDawood Holding Co.	82,280	135,000
Dallah Healthcare Co.	10,498	398,593
Dar Al Arkan Real Estate Development Co.(1)	162,664	684,417
Dr Sulaiman Al Habib Medical Services Group Co.	26,211	1,647,247
Dur Hospitality Co.(1)	23,004	159,191
Emaar Economic City(1)	151,471	323,291
Etihad Etisalat Co.	44,585	529,633
Herfy Food Services Co.	12,431	109,122
Jadwa REIT Saudi Fund	53,274	177,562
Jarir Marketing Co.	216,210	835,596
Leejam Sports Co. JSC	13,120	497,684
Maharah Human Resources Co.	7,680	135,872
Middle East Healthcare Co.(1)	21,820	320,370

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Mouwasat Medical Services Co.	31,932	$ 875,352
National Agriculture Development Co. (The)(1)	21,203	268,691
National Gas & Industrialization Co.	15,924	268,583
National Medical Care Co.	7,751	253,403
Rabigh Refining & Petrochemical Co.(1)	18,860	54,476
Riyad Bank	44,209	327,337
Riyad REIT Fund	60,724	136,807
SABIC Agri-Nutrients Co.	7,322	259,855
Sahara International Petrochemical Co.	13,750	138,848
Saudi Airlines Catering Co.	13,013	357,482
Saudi Arabian Mining Co.(1)	41,091	442,375
Saudi Arabian Oil Co.(3)	327,335	3,049,481
Saudi Automotive Services Co.	34,664	601,704
Saudi Basic Industries Corp.	26,677	587,408
Saudi Ceramic Co.	14,766	111,931
Saudi Chemical Co. Holding	205,610	251,275
Saudi Co. for Hardware CJSC(1)	7,800	64,306
Saudi Electricity Co.	277,959	1,414,486
Saudi Ground Services Co.(1)	28,577	225,743
Saudi Industrial Investment Group	13,394	84,954
Saudi Industrial Services Co.	15,031	104,912
Saudi Kayan Petrochemical Co.(1)	56,284	187,704
Saudi National Bank (The)	64,412	563,576
Saudi Public Transport Co.(1)	15,777	74,453
Saudi Real Estate Co.(1)	42,607	155,091
Saudi Research & Media Group(1)	4,167	182,751
Saudi Telecom Co.	174,232	1,747,345
Saudia Dairy & Foodstuff Co.	4,822	414,060
Savola Group (The)	59,642	573,607
Seera Group Holding(1)	55,132	372,437
United Electronics Co.	18,141	365,072
United International Transportation Co.	15,521	286,085
Yanbu National Petrochemical Co.	8,737	97,026
		$ 25,454,954
Slovenia — 0.6%
Cinkarna Celje DD(1)	1,730	$ 41,262
Krka dd Novo mesto	20,054	2,318,625
Luka Koper	1,451	47,964
Nova Ljubljanska Banka DD(3)	1,700	132,767
Petrol DD	8,040	194,727
Pozavarovalnica Sava DD	5,934	148,029
Zavarovalnica Triglav DD	3,019	96,521
		$ 2,979,895
Security	Shares	Value
South Africa — 4.0%
Altron, Ltd., Class A	163,786	$ 69,239
Anglo American Platinum, Ltd.	3,440	128,392
Anglogold Ashanti PLC	8,639	138,799
Anglogold Ashanti PLC ADR	5,299	83,724
Aspen Pharmacare Holdings, Ltd.(2)	193,502	1,752,761
AVI, Ltd.	44,358	174,709
Barloworld, Ltd.	52,046	238,702
Bid Corp., Ltd.(2)	34,613	771,025
Bidvest Group, Ltd. (The)(2)	178,962	2,573,451
Burstone Group, Ltd.	204,859	81,086
Clicks Group, Ltd.	35,599	485,961
Discovery, Ltd.(1)	21,152	153,227
Equites Property Fund, Ltd.	201,368	133,671
Exxaro Resources, Ltd.(2)	36,655	333,073
FirstRand, Ltd.	257,541	867,249
Fortress Real Estate Investments, Ltd., Class A(1)	294,436	199,854
Gold Fields, Ltd.(2)	38,870	421,304
Growthpoint Properties, Ltd.	460,935	257,232
Hyprop Investments, Ltd.	154,616	260,295
Impala Platinum Holdings, Ltd.(2)	54,907	286,018
Kumba Iron Ore, Ltd.	7,137	171,512
Lesaka Technologies, Inc.(1)	20,900	81,510
Life Healthcare Group Holdings, Ltd.	312,757	334,531
MiX Telematics, Ltd. ADR	11,300	62,376
Momentum Metropolitan Holdings	55,756	58,103
Mr Price Group, Ltd.	16,841	123,628
MTN Group, Ltd.	205,432	1,223,144
MultiChoice Group, Ltd.(1)	52,660	205,385
Naspers, Ltd., Class N	16,328	2,612,299
NEPI Rockcastle NV(1)	96,719	532,882
Netcare, Ltd.	234,904	167,393
Pick'n Pay Stores, Ltd.(2)	61,328	119,889
PSG Financial Services, Ltd.	311,088	215,064
Redefine Properties, Ltd.	1,436,323	268,834
Resilient REIT, Ltd.(2)	80,290	165,653
Reunert, Ltd.	55,719	176,851
Sanlam, Ltd.	47,771	165,726
Santam, Ltd.	7,291	115,935
Sasol, Ltd.	27,126	372,365
Shoprite Holdings, Ltd.(2)	57,942	733,305
Sibanye Stillwater, Ltd.	143,547	220,372
SPAR Group, Ltd. (The)(2)	30,000	183,962
Standard Bank Group, Ltd.	30,572	296,257
Telkom S.A. SOC, Ltd.(1)(2)	68,155	83,690
Thungela Resources, Ltd.	30,000	275,080
Tiger Brands, Ltd.	16,500	133,958

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Vodacom Group, Ltd.	87,296	$ 487,097
Vukile Property Fund, Ltd.	369,342	255,502
Woolworths Holdings, Ltd.	68,586	245,296
		$ 19,497,371
South Korea — 4.6%
ABLBio, Inc.(1)	6,502	$ 91,141
AMOREPACIFIC Corp.	2,754	248,856
AMOREPACIFIC Group	5,071	114,357
BGF Retail Co., Ltd.	905	94,611
Bukwang Pharmaceutical Co., Ltd.(1)	8,877	40,852
Celltrion Healthcare Co., Ltd.	8,614	402,095
Celltrion Pharm, Inc.(1)	2,698	133,562
Celltrion, Inc.	7,251	748,209
Chabiotech Co., Ltd.(1)	12,772	173,241
Cheil Worldwide, Inc.	11,267	167,289
CJ CheilJedang Corp.	810	183,872
CJ Corp.	1,100	73,023
Coupang, Inc.(1)	6,700	113,900
Coway Co., Ltd.	3,444	105,140
Daewoo Industrial Development Co., Ltd.(1)	3,501	0
DL E&C Co., Ltd.	4,736	109,128
DL Holdings Co., Ltd.	1,888	59,235
E-MART, Inc.	1,921	100,160
GeneOne Life Science, Inc.(1)	16,222	42,551
Green Cross Corp.	1,257	101,049
GS Holdings Corp.	2,483	73,260
Hana Financial Group, Inc.	6,353	199,030
Hankook Tire and Technology Co., Ltd.	5,992	175,272
Hanmi Pharm Co., Ltd.	1,335	295,927
Hanmi Science Co., Ltd.	3,183	77,562
Hanwha Corp.	6,800	120,598
Hanwha Galleria Corp.(1)	9,884	8,298
Hanwha Solutions Corp.(1)	8,764	193,226
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	146,620
HLB Life Science Co., Ltd.(1)	16,378	110,932
HMM Co., Ltd.	6,394	77,126
Hotel Shilla Co., Ltd.	2,448	153,204
Hyosung TNC Corp.	213	55,483
Hyundai Engineering & Construction Co., Ltd.	3,203	85,933
Hyundai Glovis Co., Ltd.	1,372	187,259
Hyundai Mobis Co., Ltd.	2,818	501,543
Hyundai Motor Co.	6,125	866,099
Kakao Corp.	8,069	263,345
Kangwon Land, Inc.	9,384	105,004
Security	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	4,943	$ 201,610
Kia Corp.	10,062	605,635
KIWOOM Securities Co., Ltd.	2,085	145,694
Korea Zinc Co., Ltd.	295	110,502
Korean Air Lines Co., Ltd.	6,176	99,430
KT&G Corp.	5,917	377,873
Kumho Petrochemical Co., Ltd.	1,229	121,947
L&F Co., Ltd.	386	49,262
LegoChem Biosciences, Inc.(1)	4,397	120,589
LG Chem, Ltd.	1,592	582,889
LG Corp.	5,307	329,894
LG Display Co., Ltd.(1)	8,289	80,449
LG Electronics, Inc.	4,500	335,778
LG H&H Co., Ltd.	582	192,007
LG Innotek Co., Ltd.	1,100	199,316
LG Uplus Corp.	22,484	172,653
Lotte Chemical Corp.	827	83,961
LS Corp.	3,961	297,310
Naturecell Co., Ltd.(1)	9,815	56,406
Naver Corp.	5,654	845,356
NCSoft Corp.	883	145,174
Nong Shim Co., Ltd.	480	167,943
Orion Corp. of Republic of Korea	2,576	245,549
POSCO Holdings, Inc.	2,529	996,347
S1 Corp.	2,867	120,325
Samsung Biologics Co., Ltd.(1)(3)	1,264	638,051
Samsung C&T Corp.	1,958	156,112
Samsung Electro-Mechanics Co., Ltd.	1,336	135,757
Samsung Electronics Co., Ltd.	84,582	4,275,968
Samsung SDI Co., Ltd.	1,221	461,431
Samsung SDS Co., Ltd.	659	66,000
SD Biosensor, Inc.	5,775	48,713
Seegene, Inc.	3,878	61,185
Shinhan Financial Group Co., Ltd.	5,915	155,672
Shinsegae, Inc.	779	109,602
SK Biopharmaceuticals Co., Ltd.(1)	1,761	112,443
SK Chemicals Co., Ltd.	1,155	53,961
SK Hynix, Inc.	9,559	809,309
SK Innovation Co., Ltd.(1)	7,056	774,187
SK Telecom Co., Ltd.	3,158	121,659
SK, Inc.	1,665	180,031
S-Oil Corp.	4,000	233,945
ST Pharm Co., Ltd.	1,947	110,208
Yuhan Corp.	6,728	377,670
Zyle Motors Corp.(1)(4)	4,895	0
		$ 22,363,795

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sri Lanka — 0.7%
Access Engineering PLC(1)	1,978,107	$ 122,065
Alumex PLC(1)	2,884,726	85,490
Browns Investments PLC(1)	10,592,107	188,350
Ceylon Tobacco Co. PLC	96,609	299,983
Chevron Lubricants Lanka PLC	216,091	60,858
Commercial Bank of Ceylon PLC(1)	392,468	109,289
Dialog Axiata PLC(1)	9,641,167	326,496
Expolanka Holdings PLC	565,978	238,388
Hatton National Bank PLC(1)	310,222	164,578
Hayleys PLC	255,312	73,570
Hemas Holdings PLC	342,755	83,929
John Keells Holdings PLC	812,055	482,141
Lanka IOC PLC	232,155	83,550
Melstacorp PLC	555,767	149,449
National Development Bank PLC(1)	552,453	118,754
Nations Trust Bank PLC(1)	333,382	112,567
Nestle Lanka PLC(4)	15,593	72,190
Piramal Glass Ceylon PLC	1,161,908	96,510
Sampath Bank PLC	854,361	184,784
Teejay Lanka PLC	1,870,121	206,603
Tokyo Cement Co. Lanka PLC	584,895	85,224
		$ 3,344,768
Taiwan — 6.8%
Accton Technology Corp.	13,000	$ 199,448
Advantech Co., Ltd.	16,890	180,852
AirTAC International Group	10,000	303,826
ASE Technology Holding Co., Ltd.	77,247	263,680
Asia Cement Corp.	125,967	155,174
Asustek Computer, Inc.	18,174	206,803
AUO Corp.	145,600	73,995
Bizlink Holding, Inc.	17,602	147,634
Bora Pharmaceuticals Co., Ltd.	11,690	232,813
Catcher Technology Co., Ltd.	27,100	153,370
Cathay Financial Holding Co., Ltd.	193,989	267,857
Center Laboratories, Inc.	153,938	218,853
Chailease Holding Co., Ltd.	33,303	187,004
Cheng Loong Corp.	97,000	86,136
Cheng Shin Rubber Industry Co., Ltd.	186,010	245,045
China Airlines, Ltd.	272,963	179,569
China Development Financial Holding Corp.(1)	290,000	106,015
China Petrochemical Development Corp.(1)	407,426	118,448
China Steel Corp.	579,815	453,727
Chroma ATE, Inc.	20,000	171,515
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	163,369
Chunghwa Telecom Co., Ltd.	437,780	1,573,545
Security	Shares	Value
Taiwan (continued)
Compal Electronics, Inc.	138,000	$ 131,502
CTBC Financial Holding Co., Ltd.	222,000	168,670
Delta Electronics, Inc.	31,356	315,815
E Ink Holdings, Inc.	25,000	139,400
E.Sun Financial Holding Co., Ltd.	171,515	128,936
Eclat Textile Co., Ltd.	17,000	256,519
EirGenix, Inc.(1)	33,000	99,589
Eternal Materials Co., Ltd.	90,250	79,287
EVA Airways Corp.	223,334	206,036
Evergreen Marine Corp.	115,113	413,981
Far Eastern Department Stores, Ltd.	176,642	129,200
Far Eastern New Century Corp.	470,313	419,452
Far EasTone Telecommunications Co., Ltd.	184,776	416,188
Feng Hsin Steel Co., Ltd.	40,000	83,318
Feng TAY Enterprise Co., Ltd.	50,400	286,054
First Financial Holding Co., Ltd.	188,382	155,020
Formosa Chemicals & Fibre Corp.	213,755	407,318
Formosa Petrochemical Corp.	217,153	542,165
Formosa Plastics Corp.	199,959	494,313
Formosa Taffeta Co., Ltd.	193,000	152,146
Fubon Financial Holding Co., Ltd.	99,719	187,744
Fulgent Sun International Holding Co., Ltd.	25,000	92,391
Gamania Digital Entertainment Co., Ltd.	52,000	106,640
Giant Manufacturing Co., Ltd.	25,420	140,363
Globalwafers Co., Ltd.	7,000	98,692
Goldsun Building Materials Co., Ltd., Class C	143,000	111,036
Grape King Bio, Ltd.	17,000	82,203
Great Wall Enterprise Co., Ltd.	110,602	184,357
Highwealth Construction Corp.	236,965	289,694
Hiwin Technologies Corp.	19,233	121,479
Hon Hai Precision Industry Co., Ltd.	170,806	550,548
Hota Industrial Manufacturing Co., Ltd.	47,000	93,187
Hotai Motor Co., Ltd.	32,640	663,338
Hua Nan Financial Holdings Co., Ltd., Class C	176,479	112,142
Huaku Development Co., Ltd.	33,000	91,831
Innolux Corp.(1)	177,616	72,443
International Games System Co., Ltd., Class C	18,000	364,199
Kenda Rubber Industrial Co., Ltd.	112,351	102,583
Kinpo Electronics, Inc.	229,000	109,378
Largan Precision Co., Ltd.	2,042	135,279
Lien Hwa Industrial Holdings Corp.	109,354	211,512
Lite-On Technology Corp. ADR	57,000	215,198
Lotus Pharmaceutical Co., Ltd.	41,000	302,915
Makalot Industrial Co., Ltd.	14,000	145,804
MediaTek, Inc.	21,664	495,301
Medigen Vaccine Biologics Corp.(1)	78,477	177,296

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Mega Financial Holding Co., Ltd.	188,652	$ 220,530
Merida Industry Co., Ltd.	44,907	243,358
Microbio Co., Ltd.	109,309	163,719
Micro-Star International Co.	22,000	111,921
momo.com, Inc.	8,580	134,035
Nan Kang Rubber Tire Co., Ltd.(1)	100,819	118,780
Nan Ya Plastics Corp.	212,378	438,141
Nanya Technology Corp.	51,165	104,271
Nien Made Enterprise Co., Ltd.	27,000	259,214
Novatek Microelectronics Corp.	15,479	203,264
OBI Pharma, Inc.(1)	46,742	118,124
Panion & BF Biotech, Inc.	19,000	60,349
Pegatron Corp.	36,486	86,620
Pegavision Corp.	8,685	104,786
PharmaEngine, Inc.	25,000	67,207
PharmaEssentia Corp.(1)	29,000	302,094
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	197,073
Pou Chen Corp.	321,309	285,497
President Chain Store Corp.	59,716	485,452
Quanta Computer, Inc.	35,000	261,944
Realtek Semiconductor Corp.	17,542	215,388
Ruentex Development Co., Ltd.	173,824	189,699
Ruentex Industries, Ltd.	76,421	139,232
Sanyang Motor Co., Ltd.	131,000	315,687
Shanghai Commercial & Savings Bank, Ltd.	105,184	141,025
Silicon Motion Technology Corp. ADR(1)	2,100	107,625
Simplo Technology Co., Ltd.	12,652	131,521
Sino-American Silicon Products, Inc.	18,000	87,785
SinoPac Financial Holdings Co., Ltd.	270,575	145,948
Standard Foods Corp.	129,000	150,491
Synmosa Biopharma Corp.	88,976	104,581
Synnex Technology International Corp.	30,569	60,713
TA Chen Stainless Pipe Co.	143,016	163,532
TaiDoc Technology Corp.	20,000	92,284
Tainan Spinning Co., Ltd.	359,407	163,732
Taishin Financial Holding Co., Ltd.	285,508	158,437
Taiwan Cement Corp.	288,497	297,306
Taiwan Cooperative Financial Holding Co., Ltd.	227,850	180,794
Taiwan Fertilizer Co., Ltd.	53,000	96,750
Taiwan High Speed Rail Corp.	159,000	147,598
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	137,423
Taiwan Mobile Co., Ltd.	190,858	559,518
Taiwan Semiconductor Manufacturing Co., Ltd.	257,747	4,202,883
Tatung Co., Ltd. (1)	171,000	235,326
TCI Co., Ltd.	17,000	95,163
Security	Shares	Value
Taiwan (continued)
Tong Yang Industry Co., Ltd.	86,000	$ 208,737
TTY Biopharm Co., Ltd.	48,780	116,737
Tung Ho Steel Enterprise Corp.	49,000	92,195
Unimicron Technology Corp.	39,000	210,415
Uni-President Enterprises Corp.	557,588	1,211,895
United Microelectronics Corp.	188,323	264,437
Vanguard International Semiconductor Corp.	32,544	68,773
Voltronic Power Technology Corp.	6,000	295,482
Walsin Lihwa Corp.	326,980	373,378
Wan Hai Lines, Ltd.	84,000	125,852
Wistron Corp.	125,000	395,857
Wiwynn Corp.	3,000	139,892
Yageo Corp.	6,431	104,721
Yang Ming Marine Transport Corp.	87,000	122,586
YFY, Inc.	101,000	101,928
Yieh Phui Enterprise Co., Ltd.	88,465	41,844
Yuanta Financial Holding Co., Ltd.	278,956	216,697
Yulon Motor Co., Ltd.	92,928	239,396
YungShin Global Holding Corp.	59,000	80,439
		$ 32,669,221
Thailand — 4.3%
Advanced Info Service PCL(8)	158,500	$ 989,827
Airports of Thailand PCL(1)(8)	468,700	896,724
Amata Corp. PCL(8)	203,300	135,849
AP Thailand PCL(8)	549,560	177,863
Bangkok Bank PCL(8)	42,500	195,062
Bangkok Chain Hospital PCL(8)	621,500	335,737
Bangkok Dusit Medical Services PCL, Class F(8)	1,796,700	1,315,904
Bangkok Expressway & Metro PCL(8)	741,054	168,516
Banpu PCL(8)	294,200	64,489
Berli Jucker PCL(8)	219,700	185,044
BTS Group Holdings PCL(8)	1,033,700	212,416
Bumrungrad Hospital PCL(8)	203,300	1,492,697
Central Pattana PCL(8)	214,700	371,708
Central Retail Corp. PCL(8)	442,800	469,818
CH. Karnchang PCL(8)	194,800	111,160
Charoen Pokphand Foods PCL(8)	222,900	126,584
Chularat Hospital PCL(8)	3,340,700	299,051
CP ALL PCL(8)	314,900	522,225
Delta Electronics (Thailand) PCL(8)	1,767,000	3,994,521
Electricity Generating PCL(8)	15,400	51,113
Energy Absolute PCL(8)	131,900	184,168
Global Power Synergy PCL, Class F(8)	76,700	93,953
Gulf Energy Development PCL(8)	418,400	521,614
Hana Microelectronics PCL(8)	203,400	330,195

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Home Product Center PCL(8)	912,260	$ 312,421
Indorama Ventures PCL(8)	346,871	246,963
Kasikornbank PCL(8)	62,500	215,726
KCE Electronics PCL(8)	158,100	238,491
Kiatnakin Phatra Bank PCL(8)	28,900	43,765
Krung Thai Bank PCL(8)	407,925	212,342
Land & Houses PCL(8)	670,500	143,374
Mega Lifesciences PCL(8)	234,200	285,830
Minor International PCL(8)	896,936	767,303
Plan B Media PCL(8)	483,200	107,879
PTT Exploration & Production PCL(8)	160,616	749,457
PTT Global Chemical PCL(8)	306,705	289,240
PTT PCL(8)	975,200	894,407
Quality House PCL(8)	1,804,283	110,789
Ratch Group PCL(8)	152,400	131,656
SCB X PCL(8)	50,500	141,862
Siam Cement PCL(8)	50,911	419,755
Siam Global House PCL(8)	542,727	249,726
Star Petroleum Refining PCL(8)	362,600	90,191
Supalai PCL(8)	148,400	81,812
SVI PCL(8)	380,300	83,171
Thai Beverage PCL(8)	714,200	300,194
Thai Oil PCL(8)	100,900	139,041
Thai Union Group PCL(8)	480,092	190,858
TOA Paint Thailand PCL(8)	174,300	109,411
TPI Polene PCL(8)	2,914,200	116,009
True Corp. PCL(8)	3,065,704	595,362
TTW PCL(8)	236,900	58,840
WHA Corp. PCL(8)	1,492,700	214,764
		$ 20,786,877
Tunisia — 0.7%
Attijari Bank(1)	14,910	$ 193,925
Banque de Tunisie	142,212	230,313
Banque Internationale Arabe de Tunisie	22,272	617,496
Banque Nationale Agricole	25,291	57,257
Carthage Cement(1)	469,841	305,006
Euro Cycles S.A.	38,028	159,230
Poulina Group	112,565	244,104
Societe d'Articles Hygieniques S.A.	155,337	410,833
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	755,647
Telnet Holding	121,453	237,685
Union Internationale de Banques S.A.	42,491	308,216
		$ 3,519,712
Security	Shares	Value
Turkey — 5.5%
Akbank T.A.S.	352,192	$ 429,007
Aksa Akrilik Kimya Sanayii AS	43,933	164,489
Aksa Enerji Uretim AS	306,798	459,692
Alarko Holding AS	34,678	156,174
Anadolu Efes Biracilik ve Malt Sanayii AS	62,978	242,669
Arcelik AS	94,450	560,782
Aygaz AS	100,427	591,376
BIM Birlesik Magazalar AS	182,433	1,825,061
Biotrend Cevre VE Enerji Yatirimlari AS(1)	237,727	191,160
Coca-Cola Icecek AS	33,119	476,470
Dogan Sirketler Grubu Holding AS	409,879	199,404
Dogus Otomotiv Servis ve Ticaret AS	16,807	163,774
EGE Endustri VE Ticaret AS	456	126,431
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	584,569
Enerjisa Enerji AS(3)	310,934	585,748
Enka Insaat ve Sanayi AS	214,147	271,433
Eregli Demir ve Celik Fabrikalari TAS(1)	305,352	494,581
Fenerbahce Futbol AS(1)	27,500	102,280
Ford Otomotiv Sanayi AS	30,600	941,765
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	113,141	257,736
Gubre Fabrikalari TAS(1)	11,586	152,302
Haci Omer Sabanci Holding AS	133,129	289,583
Hektas Ticaret TAS(1)	338,168	331,150
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	178,000
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	798,823
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	161,728
Kerevitas Gida Sanayi ve Ticaret AS(1)	144,098	65,910
KOC Holding AS	129,168	690,462
Kordsa Teknik Tekstil AS	25,420	91,914
Koza Altin Isletmeleri AS	247,800	259,588
Logo Yazilim Sanayi Ve Ticaret AS	147,998	433,901
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	55,950	229,933
Migros Ticaret AS	32,232	429,097
MLP Saglik Hizmetleri AS(1)(3)	99,775	519,914
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	637,191
Pegasus Hava Tasimaciligi AS(1)	10,262	307,854
Petkim Petrokimya Holding AS(1)	282,818	202,352
Sasa Polyester Sanayi AS(1)	214,189	383,664
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	309,631
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	911,778	114,276
Sok Marketler Ticaret AS	154,751	328,232
TAV Havalimanlari Holding AS(1)	21,466	97,858
Tofas Turk Otomobil Fabrikasi AS	46,630	501,894
Turk Hava Yollari AO(1)	67,141	592,614
Turk Telekomunikasyon AS(1)	417,089	355,410

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turk Traktor ve Ziraat Makineleri AS	8,596	$ 276,204
Turkcell Iletisim Hizmetleri AS(1)	1,368,040	2,654,381
Turkiye Is Bankasi AS, Class C	312,874	293,014
Turkiye Petrol Rafinerileri AS	828,939	4,802,377
Turkiye Sise ve Cam Fabrikalari AS	149,987	298,346
Ulker Biskuvi Sanayi AS(1)	72,512	248,060
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	132,834
Yapi ve Kredi Bankasi AS	316,986	212,798
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	101,772	144,254
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	299,464
		$ 26,649,614
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	99,231	$ 233,696
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,070,794
ADNOC Drilling Co. PJSC	922,000	1,009,338
Agthia Group PJSC	138,550	176,930
Air Arabia PJSC	646,580	494,866
Aldar Properties PJSC	753,712	1,182,197
Apex Investment Co. PSC(1)	234,400	138,535
Dana Gas PJSC	1,234,795	296,107
Dubai Electricity & Water Authority PJSC	2,100,300	1,463,682
Dubai Investments PJSC	527,093	354,442
Emaar Properties PJSC	520,324	1,138,695
Emirates Telecommunications Group Co. PJSC	249,055	1,386,041
Fertiglobe PLC	463,700	440,595
First Abu Dhabi Bank PJSC	296,080	1,096,388
Ghitha Holding PJSC(1)	6,700	81,277
Multiply Group PJSC(1)	382,500	416,647
Network International Holdings PLC(1)(3)	71,700	341,110
Q Holding PJSC(1)	189,500	186,810
		$ 11,508,150
Vietnam — 2.7%
Bamboo Capital Group JSC(1)	201,700	$ 81,673
Bank for Foreign Trade of Vietnam JSC(1)	297,112	1,067,463
Bank for Investment and Development of Vietnam JSC(1)	51,100	93,009
Binh Minh Plastics JSC	29,100	102,822
Development Investment Construction Corp.(1)	301,811	310,258
Digiworld Corp.(1)	115,800	274,862
Duc Giang Chemicals JSC	101,000	387,099
FLC Faros Construction JSC(1)(4)	6	0
FPT Digital Retail JSC	68,195	249,049
Gelex Group JSC(1)	203,200	172,880
Ha Do Group JSC(1)	101,000	116,379
Security	Shares	Value
Vietnam (continued)
HAGL JSC(1)	283,740	$ 89,800
Ho Chi Minh City Infrastructure Investment JSC(1)	86,800	68,628
Hoa Phat Group JSC(1)	1,531,993	1,652,797
Hoa Sen Group(1)	163,770	134,182
Hoang Huy Investment Financial Services JSC	267,400	127,088
Idico Corp. JSC	90,200	172,776
KIDO Group Corp.	44,303	116,988
Kinh Bac City Development Holding Corp.(1)	327,160	430,265
Masan Group Corp.(1)	229,632	719,252
Nam Kim Steel JSC(1)	183,000	148,208
Novaland Investment Group Corp.(1)	123,800	79,224
PC1 Group JSC(1)	96,300	121,813
PetroVietnam Drilling & Well Services JSC(1)	459,477	484,960
PetroVietnam Fertilizer & Chemical JSC	80,500	121,995
PetroVietnam Gas JSC	141,516	527,555
PetroVietnam Nhon Trach 2 Power JSC	91,200	91,686
PetroVietnam Power Corp.(1)	1,578,300	750,585
PetroVietnam Technical Services Corp.(1)	92,872	147,292
Petrovietnam Transportation Corp.	104,800	121,552
Saigon - Hanoi Commercial Joint Stock Bank(1)	136,921	62,264
Saigon Beer Alcohol Beverage Corp.	45,800	136,348
Saigon Thuong Tin Commercial JSB(1)	51,800	65,103
SSI Securities Corp.	132,003	171,970
Tasco JSC(1)	130,800	131,961
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	75,337
Vietcap Securities JSC	61,230	103,467
Vietjet Aviation JSC(1)	91,994	375,770
Vietnam Construction and Import-Export JSC(1)	115,821	114,493
Vietnam Dairy Products JSC	319,848	975,601
Viglacera Corp. JSC	76,800	145,954
Vincom Retail JSC(1)	229,413	245,794
Vingroup JSC(1)	320,579	616,844
Vinh Hoan Corp.	45,200	146,510
Vinhomes JSC(1)(3)	228,500	426,662
		$ 12,756,218
Total Common Stocks (identified cost $305,555,837)		$479,745,270

Rights — 0.0%(9)
Security	Shares	Value
Brazil — 0.0%(9)
Localiza Rent a Car S.A., Exp. 11/10/23(1)	388	$ 882
		$ 882

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tunisia — 0.0%
Societe D'Articles Hygieniques S.A.(1)	3	$ 0
		$ 0
Total Rights (identified cost $0)		$ 882

Short-Term Investments — 1.3%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(10)	1,276,849	$ 1,276,849
Total Affiliated Fund (identified cost $1,276,849)		$ 1,276,849

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(11)	4,971,645	$ 4,971,645
Total Securities Lending Collateral (identified cost $4,971,645)		$ 4,971,645
Total Short-Term Investments (identified cost $6,248,494)		$ 6,248,494

Total Investments — 100.6% (identified cost $311,804,331)	$485,994,646
Other Assets, Less Liabilities — (0.6)%	$ (3,103,475)
Net Assets — 100.0%	$482,891,171
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $14,557,388 and the total market value of the collateral received by the Fund was $14,714,599, comprised of cash of $4,971,645 and U.S. government and/or agencies securities of $9,742,954.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $18,291,571 or 3.8% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $1,190,587 or 0.2% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.9%	$62,248,350
Industrials	11.3	54,542,177
Consumer Staples	10.7	51,712,393
Energy	9.3	44,961,125
Consumer Discretionary	9.2	44,740,194
Materials	9.1	43,804,880
Health Care	8.9	42,901,369
Communication Services	8.7	41,925,443
Information Technology	8.4	40,665,049
Utilities	5.6	27,108,359
Real Estate	5.2	25,136,813
Short-Term Investments	1.3	6,248,494
Total Investments	100.6%	$485,994,646
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Parametric
Tax-Managed Emerging Markets Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,276,849, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,439,137	$7,850,783	$(8,013,071)	$ —	$ —	$1,276,849	$17,441	1,276,849
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 8,316,349	$228,679,082	$ 72,190	$237,067,621
Emerging Europe	151,137	67,695,298	0	67,846,435
Latin America	67,217,682	8,139,785	0	75,357,467
Middle East/Africa	272,290	94,213,663	4,987,794	99,473,747
Total Common Stocks	$75,957,458	$398,727,828**	$5,059,984	$479,745,270
Rights	$ —	$ 882	$ —	$ 882
Short-Term Investments:
Affiliated Fund	1,276,849	—	—	1,276,849
Securities Lending Collateral	4,971,645	—	—	4,971,645
Total Investments	$82,205,952	$398,728,710	$5,059,984	$485,994,646
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.